SIGNIFICANT ACCOUNTING POLICIES (Schedule of Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (24,205)	$ (10,546)
Other comprehensive income (loss) before reclassifications	(19,099)	(17,637)
Amounts reclassified from accumulated other comprehensive income	(3,520)	3,978
Net current-period other comprehensive income (loss)	(22,619)	(13,659)	$ (22,947)
Ending balance	(46,824)	(24,205)	(10,546)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,930)	183
Other comprehensive income (loss) before reclassifications	5,102	(2,081)
Amounts reclassified from accumulated other comprehensive income	(3,388)	(32)
Net current-period other comprehensive income (loss)	1,714	(2,113)
Ending balance	(216)	(1,930)	183
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(569)	(3,625)
Other comprehensive income (loss) before reclassifications	600	(954)
Amounts reclassified from accumulated other comprehensive income	(132)	4,010
Net current-period other comprehensive income (loss)	468	3,056
Ending balance	(101)	(569)	(3,625)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(21,706)	(7,104)
Other comprehensive income (loss) before reclassifications	(24,801)	(14,602)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(24,801)	(14,602)
Ending balance	$ (46,508)	$ (21,706)	$ (7,104)